Form N-1A Cover	Jul. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Entity Central Index Key	0000276914
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Prospectus Date	Dec. 01, 2024
Supplement to Prospectus [Text Block]

LORD ABBETT DEVELOPING GROWTH FUND

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.